Schedule of Investments (unaudited) December 31, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
AGL Energy Ltd.	87,932	$1,268,997
APA Group	157,620	1,229,869

		2,498,866

Canada — 3.1%
Brookfield Infrastructure Partners LP(a)	39,948	1,998,093
Emera Inc.	31,896	1,372,260
Fortis Inc./Canada	61,921	2,572,819

		5,943,172

Chile — 0.7%
Enel Americas SA, ADR	98,435	1,080,816
Enel Chile SA, ADR	69,349	329,408

		1,410,224

Denmark — 1.2%
Orsted A/S(b)	22,175	2,295,114

Finland — 0.7%
Fortum OYJ	58,080	1,434,285

France — 3.9%
Electricite de France SA	61,640	686,927
Engie SA	244,961	3,959,548
Suez	56,816	860,018
Veolia Environnement SA	75,029	1,996,857

		7,503,350

Germany — 2.8%
E.ON SE	292,186	3,123,669
RWE AG	77,041	2,365,186

		5,488,855

Hong Kong — 2.6%
CLP Holdings Ltd.	232,500	2,443,819
Hong Kong & China Gas Co. Ltd.	1,310,247	2,559,352

		5,003,171

Italy — 5.7%
Enel SpA	1,025,673	8,142,117
Snam SpA	303,054	1,594,074
Terna Rete Elettrica Nazionale SpA	183,924	1,229,230

		10,965,421

Japan — 2.9%
Chubu Electric Power Co. Inc.	96,200	1,364,548
Kansai Electric Power Co. Inc. (The)	110,700	1,288,062
Kyushu Electric Power Co. Inc.	64,000	556,522
Osaka Gas Co. Ltd.	55,500	1,067,868
Tokyo Gas Co. Ltd.	51,700	1,261,399

		5,538,399

Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	69,916	329,254

Portugal — 0.6%
EDP — Energias de Portugal SA	288,443	1,251,075

Spain — 6.3%
Enagas SA	17,879	456,373
Endesa SA	44,440	1,186,737
Iberdrola SA	802,162	8,265,915
Naturgy Energy Group SA	45,667	1,148,250
Red Electrica Corp. SA	60,070	1,208,657

		12,265,932

Security	Shares	Value

United Kingdom — 6.2%
Centrica PLC	786,920	$930,928
National Grid PLC	500,771	6,264,456
Severn Trent PLC	32,170	1,071,823
SSE PLC	138,367	2,636,796
United Utilities Group PLC	91,549	1,144,152

		12,048,155

United States — 61.1%
AES Corp./VA	88,941	1,769,926
Alliant Energy Corp.	31,934	1,747,428
Ameren Corp.	32,728	2,513,510
American Electric Power Co. Inc.	65,733	6,212,426
American Water Works Co. Inc.	24,057	2,955,402
Atmos Energy Corp.	15,943	1,783,384
CenterPoint Energy Inc.	67,258	1,834,126
CMS Energy Corp.	37,721	2,370,388
Consolidated Edison Inc.	44,268	4,004,926
Dominion Energy Inc.	109,617	9,078,480
DTE Energy Co.	25,621	3,327,399
Duke Energy Corp.	97,219	8,867,345
Edison International	47,796	3,604,296
Entergy Corp.	26,435	3,166,913
Evergy Inc.	30,353	1,975,677
Eversource Energy	43,082	3,664,986
Exelon Corp.	129,692	5,912,658
FirstEnergy Corp.	72,148	3,506,393
NextEra Energy Inc.	65,054	15,753,477
NiSource Inc.	50,177	1,396,928
NRG Energy Inc.	33,780	1,342,755
Pinnacle West Capital Corp.	15,005	1,349,400
PPL Corp.	96,525	3,463,317
Public Service Enterprise Group Inc.	67,489	3,985,225
Sempra Energy	37,619	5,698,526
Southern Co. (The)	139,724	8,900,419
WEC Energy Group Inc.	41,990	3,872,738
Xcel Energy Inc.	69,801	4,431,665

		118,490,113

Total Common Stocks — 99.3% (Cost: $212,409,143)		192,465,386

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	132,256	450,993

Total Preferred Stocks — 0.2% (Cost: $816,620)		450,993

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)	11,589	11,594

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	263,085	$263,085

		274,679

Total Short-Term Investments — 0.2% (Cost: $274,679)		274,679

Total Investments in Securities — 99.7% (Cost: $213,500,442)		193,191,058

Other Assets, Less Liabilities — 0.3%		616,034

Net Assets — 100.0%		$193,807,092

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	11,589	11,589	$11,594	$1,397	(a)	$(26)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	338,026	(74,941)	263,085	263,085	5,475		—	—

				$274,679	$6,872		$(26)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Utilities Index	11	03/20/20	$718	$9,108
IBEX 35 Index	1	01/17/20	107	(752)

				$8,356

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Utilities ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$192,465,386	$—	$—	$192,465,386
Preferred Stocks	450,993	—	—	450,993
Money Market Funds	274,679	—	—	274,679

	$193,191,058	$—	$—	$193,191,058

Derivative financial instruments(a)
Assets
Futures Contracts	$9,108	$—	$—	$9,108
Liabilities
Futures Contracts	(752)	—	—	(752)

	$8,356	$—	$—	$8,356

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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